SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Concentration of Credit Risk) (Details) - USD ($)	Dec. 31, 2016		Dec. 31, 2015
Concentration of credit risk
Accounts receivable, allowance for doubtful accounts	$ 10,163		$ 1,087,465
Accounts receivable	4,836,499		19,849,608
Customer A [Member]
Concentration of credit risk
Accounts receivable	1,576,400			[1]
Customer B [Member]
Concentration of credit risk
Accounts receivable	1,368,956			[1]
Customer C [Member]
Concentration of credit risk
Accounts receivable	1,294,342		2,996,042
Customer D [Member]
Concentration of credit risk
Accounts receivable		[1]	6,354,510
Customer F [Member]
Concentration of credit risk
Accounts receivable		[1]	2,315,035
Customer G [Member]
Concentration of credit risk
Accounts receivable		[1]	$ 2,299,732

[1]	Represents less than 10%